Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUN CAPITAL ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2012
Initial Class Shares | SC BlackRock Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SCSM BlackRock Small Cap Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To match the performance of the Russell 2000 Index® (the “Russell 2000”) as closely as possible before the deduction of fund expenses.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENTS AND STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. Under normal market conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. For this purpose, small capitalization companies are considered to be those having a market capitalization, at the time the fund makes an investment, within the range of the market capitalization of the companies in the Russell 2000. As of December 31, 2011, the market capitalization range of companies in the Russell 2000 was $37 million to $3.7 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

How Investments Are Selected

The fund’s subadviser will invest the fund’s assets in a statistically selected sample of stocks included in the Russell 2000. The subadviser may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The subadviser may also invest in derivative instruments, primarily equity index futures, linked to the Russell 2000 in order to invest cash pending its investment in stocks. The subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole. When making such choices, the subadviser will not attempt to judge the relative merits of any specific investment, but will select investments based solely on their ability to achieve the subadviser’s goal of minimizing tracking error relative to the benchmark while also minimizing transaction costs.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors could lose money on their investments in the fund or the fund could perform less well than its index or other possible investments if any of the following occurs:
  U.S. stock markets go down or perform poorly relative to other types of investments.
  If the fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  The prospects of individual companies in which the fund invests change adversely.
  An adverse event depresses the value of a particular stock or industry in which the fund invests.
  The subadviser’s selection of a portfolio of investments designed to replicate the characteristics of the Russell 2000 proves to be imperfect or unsuccessful.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.
  Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
  The fees and transaction expenses incurred by the fund (in contrast to the index, which has no fees or expenses) cause the fund’s returns to be below the returns of the benchmark index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors could lose money on their investments in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

		BlackRock Investment Management, LLC became the fund’s subadviser on November 15, 2010. Effective with the change in subadviser, the fund’s investment strategy changed from an active management small capitalization strategy to a passive index strategy. The performance results presented in the following tables and bar chart for the periods prior to November 15, 2010 do not, therefore, reflect the fund’s current strategy.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total returns for Initial Class shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
(Full calendar years since January 1, 2002)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	31.28%	2nd Quarter 2009

Lowest	(26.91)%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Initial Class Shares | SC BlackRock Small Cap Index Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.38%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.61%	[1]
One Year	rr_ExpenseExampleYear01	62
Three Years	rr_ExpenseExampleYear03	215
Five Years	rr_ExpenseExampleYear05	381
Ten Years	rr_ExpenseExampleYear10	862
2002	rr_AnnualReturn2002	(20.61%)
2003	rr_AnnualReturn2003	41.62%
2004	rr_AnnualReturn2004	18.43%
2005	rr_AnnualReturn2005	4.33%
2006	rr_AnnualReturn2006	13.60%
2007	rr_AnnualReturn2007	(1.44%)
2008	rr_AnnualReturn2008	(37.99%)
2009	rr_AnnualReturn2009	36.77%
2010	rr_AnnualReturn2010	24.46%
2011	rr_AnnualReturn2011	(4.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.91%)
One Year	rr_AverageAnnualReturnYear01	(4.87%)
Five Years	rr_AverageAnnualReturnYear05	(0.21%)
Ten Years	rr_AverageAnnualReturnYear10	4.56%
Initial Class Shares | Russell 2000 Index (reflects no deduction for fees or expenses) | SC BlackRock Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.18%)
Five Years	rr_AverageAnnualReturnYear05	0.15%
Ten Years	rr_AverageAnnualReturnYear10	5.62%

[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.